NRK
Nuveen New York AMT-Free Quality Municipal Income Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 156.2% (100.0% of Total Investments)
	Consumer Staples – 6.5% (4.2% of Total Investments)
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A:
$27,580	5.000%, 6/01/38	12/20 at 100.00	B-	$27,603,167
9,555	5.000%, 6/01/45	12/20 at 100.00	B-	9,563,026
10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	12/20 at 15.79	N/R	1,204,000
4,680	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	4,880,725
39,715	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	41,643,164
91,530	Total Consumer Staples			84,894,082
	Education and Civic Organizations – 23.2% (14.8% of Total Investments)
3,150	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	3,464,590
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	Ba1	3,662,268
29,145	0.000%, 7/15/47	No Opt. Call	Ba1	9,765,615
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB-	263,188
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB-	2,674,476
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
1,000	5.250%, 11/01/29	11/24 at 100.00	BB	1,077,110
5,705	5.250%, 11/01/34	11/24 at 100.00	BB	6,062,761
1,500	5.000%, 11/01/39	11/24 at 100.00	BB	1,568,175
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
2,690	5.000%, 4/15/33	4/23 at 100.00	BB+	2,794,560
4,090	5.000%, 4/15/43	4/23 at 100.00	BB+	4,211,228
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A	3,984,864
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	5,366,396

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	$1,875,794
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	5,074,710
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A-	6,685,680
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB-	1,797,844
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,331,985
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB-	2,992,076
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
3,095	5.000%, 7/01/31	7/25 at 100.00	Aa3	3,660,735
3,465	5.000%, 7/01/33	7/25 at 100.00	Aa3	4,064,826
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A:
2,930	5.000%, 7/01/34	7/27 at 100.00	Aa3	3,572,754
1,625	5.000%, 7/01/46	7/27 at 100.00	Aa3	1,929,590
	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020:
7,185	4.000%, 7/01/46	7/29 at 100.00	A	8,196,720
1,815	4.000%, 7/01/50	7/29 at 100.00	A	2,060,588
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	14,824,451
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	Aa2	1,775,340
5,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	7,413,650
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	7/25 at 100.00	Aa2	10,598,310
8,955	5.000%, 7/01/45	7/25 at 100.00	Aa2	10,340,965
10,850	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A, 5.000%, 7/01/32	7/26 at 100.00	Aa2	13,234,721
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A:
4,000	5.000%, 7/01/38	7/27 at 100.00	Aa2	4,888,760
5,620	5.000%, 7/01/39	7/27 at 100.00	Aa2	6,857,018
11,175	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	Aa2	13,625,789

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A:
$5,000	5.000%, 7/01/42	7/29 at 100.00	Aa2	$6,293,700
2,000	5.000%, 7/01/49	7/29 at 100.00	Aa2	2,488,940
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A, 5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,056,180
13,165	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B, 5.000%, 7/01/50	7/29 at 100.00	Aa1	16,708,360
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A, 5.000%, 7/01/53	7/30 at 100.00	Aa1	4,524,380
8,925	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	9,070,656
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39	7/23 at 100.00	A+	1,080,130
7,695	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	7,472,768
1,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	1,588,515
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A-	1,913,823
1,785	5.000%, 9/01/43	9/23 at 100.00	A-	1,905,327
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39	6/24 at 100.00	A-	1,538,068
1,220	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	1,310,658
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	12/20 at 100.00	Baa3	6,817,249
5,000	5.000%, 1/01/36 – AMBAC Insured	12/20 at 100.00	Baa3	5,001,950
1,030	4.750%, 1/01/42 – AMBAC Insured	12/20 at 100.00	Baa3	1,030,309
14,500	5.000%, 1/01/46 – AMBAC Insured	12/20 at 100.00	Baa3	14,501,450
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
930	6.125%, 1/01/29 – AGC Insured	12/20 at 100.00	AA	934,455
1,000	6.375%, 1/01/39 – AGC Insured	12/20 at 100.00	AA	1,004,710
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,825	4.000%, 3/01/45	9/30 at 100.00	AA	6,641,257
4,070	4.000%, 3/01/45 – AGM Insured	9/30 at 100.00	AA	4,756,039
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	AA	3,409,894

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$6,825	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	$6,960,067
5,130	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	4,979,947
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	Baa2	1,501,678
10,000	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/43	12/29 at 100.00	AA-	12,777,400
350	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/49	10/29 at 100.00	N/R	385,235
293,800	Total Education and Civic Organizations			301,350,682
	Financials – 1.8% (1.1% of Total Investments)
1,615	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	2,333,288
13,835	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	20,952,969
15,450	Total Financials			23,286,257
	Health Care – 4.1% (2.6% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist Hospital Project, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	A	1,414,913
6,650	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 4.000%, 9/01/50	3/30 at 100.00	BBB	7,279,223
5,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53	7/30 at 100.00	A	5,704,100
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	2,342,980
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	348,423
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B:
2,000	4.000%, 7/01/41	7/26 at 100.00	A-	2,166,160
7,940	5.000%, 7/01/46	7/26 at 100.00	A-	8,971,882
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa1	1,896,150
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	BBB+	4,118,049
2,800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	BBB+	3,223,612
6,655	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/46	12/30 at 100.00	BBB+	7,441,954

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$5,585	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	$5,715,521
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	2,496,012
48,215	Total Health Care			53,118,979
	Industrials – 3.3% (2.1% of Total Investments)
41,530	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	43,049,167
	Long-Term Care – 0.1% (0.1% of Total Investments)
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	1,052,200
	Tax Obligation/General – 11.6% (7.4% of Total Investments)
11,365	Nassau County, New York, General Obligation Bonds, General Improvement Series 2018B, 5.000%, 7/01/49 – AGM Insured	7/28 at 100.00	AA	13,923,148
	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A:
5,860	5.000%, 1/01/31	1/26 at 100.00	A+	6,922,769
500	5.000%, 1/01/38	1/26 at 100.00	A+	581,050
5,030	Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C, 5.000%, 4/01/33	4/26 at 100.00	A+	5,937,563
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	8/22 at 100.00	AA	9,307,770
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,074,180
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,148,020
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
6,085	5.000%, 10/01/31	10/22 at 100.00	AA	6,580,015
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,080,970
1,570	5.000%, 10/01/34	10/22 at 100.00	AA	1,695,616
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,507,350
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,744,182
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,407,554
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,099,100
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,185,926
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	8,959,040

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	$8,792,521
9,600	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	11,395,968
7,560	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 5.250%, 10/01/33	10/27 at 100.00	AA	9,468,371
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
7,000	5.000%, 3/01/37	3/28 at 100.00	AA	8,628,060
3,580	5.000%, 3/01/39	3/28 at 100.00	AA	4,390,727
11,355	5.000%, 3/01/41	3/28 at 100.00	AA	13,860,708
7,540	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	9,568,411
	New York City, New York, General Obligation Bonds, Series 2011D-I:
1,570	5.000%, 10/01/30	10/21 at 100.00	AA	1,628,341
5	5.000%, 10/01/34	10/21 at 100.00	AA	5,182
1,740	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	4/22 at 100.00	AA	1,843,861
747	Rensselaer County, New York, General Obligation Bonds, Series 1991, 6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	756,853
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA-	765,973
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA-	795,211
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA-	829,762
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA-	864,773
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA-	898,177
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	920,453
129,142	Total Tax Obligation/General			150,567,605
	Tax Obligation/Limited – 37.1% (23.8% of Total Investments)
2,350	Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2019A, 5.000%, 11/01/49	11/29 at 100.00	Aaa	3,028,281
105	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	12/20 at 100.00	AA	105,441
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
995	5.000%, 3/15/34	3/21 at 100.00	AA+	1,007,368
24,000	5.000%, 3/15/41	3/21 at 100.00	AA+	24,285,120
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
7,550	5.000%, 2/15/33	2/22 at 100.00	AA+	7,925,763
10,000	5.000%, 2/15/40	2/22 at 100.00	AA+	10,469,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A:
$4,985	5.000%, 2/15/29	2/24 at 100.00	AA+	$5,648,105
10,000	5.000%, 2/15/30	2/24 at 100.00	AA+	11,326,800
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	7,836,080
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/33	3/25 at 100.00	AA+	2,946,625
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/38	2/27 at 100.00	AA+	9,121,275
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/48	2/30 at 100.00	AA+	15,774,500
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/36	9/25 at 100.00	AA+	14,170,220
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/37	3/27 at 100.00	AA+	3,677,850
10,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C, 4.000%, 3/15/45	3/28 at 100.00	AA+	11,392,100
1,080	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Refunding Series 2013A, 5.000%, 5/01/28	5/23 at 100.00	AA	1,192,882
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
5,045	5.000%, 11/15/27	11/25 at 100.00	BB	5,797,361
6,770	5.000%, 11/15/34	11/25 at 100.00	BB	7,645,970
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A:
8,185	5.000%, 2/15/38	2/27 at 100.00	Aa3	9,792,861
21,015	5.000%, 2/15/45	2/27 at 100.00	Aa3	24,797,070
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
8,770	5.750%, 2/15/47	2/21 at 100.00	AA-	8,864,190
5,735	5.250%, 2/15/47	2/21 at 100.00	AA-	5,788,909
1,765	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	1,780,514
2,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36	11/26 at 100.00	AA	2,353,460
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,058,155
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.250%, 7/15/36	7/28 at 100.00	AA	3,190,675
5,625	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.250%, 7/15/45	7/28 at 100.00	AA	7,022,756
7,945	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	9,964,301

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-1:
$5,400	5.000%, 7/15/33	1/25 at 100.00	AA	$6,330,960
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,227,141
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	13,062,280
7,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/40	1/26 at 100.00	AA	8,338,275
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,542,786
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	25,373,620
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series F-1, 5.000%, 5/01/39	5/22 at 100.00	AAA	34,503,300
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	2/23 at 100.00	AAA	5,587,050
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37	2/24 at 100.00	AAA	15,267,387
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	5,770,750
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,554,911
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 4.000%, 5/01/42	5/26 at 100.00	AAA	1,370,493
8,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41	8/26 at 100.00	AAA	9,118,575
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
1,375	5.000%, 8/01/38	8/28 at 100.00	AAA	1,723,219
4,000	5.000%, 8/01/40	8/28 at 100.00	AAA	4,989,680
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Series 2011-D1, 5.000%, 2/01/35	2/21 at 100.00	AAA	8,552,486
	New York City, New York, Educational Construction Fund Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	N/R	18,908,421
4,000	5.750%, 4/01/41	4/21 at 100.00	AA-	4,071,800
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32	3/23 at 100.00	AA+	13,263,240
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
67,285	0.000%, 7/01/46	7/28 at 41.38	N/R	20,196,266
40,745	5.000%, 7/01/58	7/28 at 100.00	N/R	44,940,513
259	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	277,723

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,730	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB	$2,867,101
483,224	Total Tax Obligation/Limited			482,801,809
	Transportation – 25.9% (16.6% of Total Investments)
4,910	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	5,830,527
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57	5/27 at 100.00	A3	1,684,485
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
17,570	4.750%, 11/15/45	5/30 at 100.00	A3	19,852,519
2,775	5.000%, 11/15/50	5/30 at 100.00	A3	3,186,949
5,000	5.250%, 11/15/55	5/30 at 100.00	A3	5,870,450
1,815	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 4.000%, 11/15/34	11/26 at 100.00	A3	1,899,125
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	14,590,863
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35	11/25 at 100.00	A3	1,637,100
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32	5/28 at 100.00	A3	2,853,175
9,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C, 5.000%, 11/15/41	11/22 at 100.00	A3	9,957,425
4,040	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/38	5/23 at 100.00	A3	4,240,384
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	A3	7,944,675
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
1,785	5.000%, 11/15/32	11/23 at 100.00	A3	1,894,474
10,000	5.000%, 11/15/38	11/23 at 100.00	A3	10,592,900
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/44	5/24 at 100.00	A3	1,076,680
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/45	5/25 at 100.00	A3	5,845,872
2,440	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/39	11/26 at 100.00	A3	2,697,176
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
12,055	5.000%, 11/15/44	11/21 at 100.00	A	12,508,750
30,000	5.750%, 11/15/51	11/21 at 100.00	A	31,391,700

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York State Thruway Authority, General Revenue Bonds, Series 2020N:
$10,000	4.000%, 1/01/43	1/30 at 100.00	A1	$11,618,800
10,000	4.000%, 1/01/44	1/30 at 100.00	A1	11,593,000
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,000	5.000%, 1/01/36	1/26 at 100.00	A2	2,360,800
7,500	5.000%, 1/01/41	1/26 at 100.00	A2	8,784,450
1,285	5.000%, 1/01/46	1/26 at 100.00	A2	1,494,327
19,230	5.000%, 1/01/51	1/26 at 100.00	A2	22,250,456
4,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/53	1/30 at 100.00	A2	4,524,680
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014:
3,950	5.000%, 9/01/34	9/24 at 100.00	Aa3	4,481,394
1,000	5.000%, 9/01/35	9/24 at 100.00	Aa3	1,132,560
5,155	5.000%, 9/01/36	9/24 at 100.00	Aa3	5,830,305
9,755	5.000%, 9/01/39	9/24 at 100.00	Aa3	11,006,176
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
3,595	5.000%, 5/01/35	5/25 at 100.00	Aa3	4,152,333
10,780	5.000%, 5/01/45	5/25 at 100.00	Aa3	12,302,028
9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	Aa3	10,401,570
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	Aa3	2,212,200
1,515	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	Aa3	1,740,038
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.000%, 11/15/47	11/27 at 100.00	Aa3	1,207,410
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Ninth Series 2018:
1,500	5.000%, 7/15/36	7/28 at 100.00	Aa3	1,881,240
1,200	5.000%, 7/15/37	7/28 at 100.00	Aa3	1,500,048
1,000	5.000%, 7/15/38	7/28 at 100.00	Aa3	1,245,470
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 10/15/47	4/27 at 100.00	Aa3	2,382,140
4,800	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventeen Series 2019, 5.000%, 11/01/44	11/29 at 100.00	Aa3	6,042,000
6,130	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirteenth Series 2019, 5.000%, 9/01/38	9/29 at 100.00	Aa3	7,816,976
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.500%, 12/01/28	12/20 at 100.00	Baa1	2,516,225

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$11,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	$14,065,420
1,660	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	2,035,558
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
8,755	5.000%, 11/15/43	5/28 at 100.00	AA-	10,802,182
10,000	5.000%, 11/15/45	5/28 at 100.00	AA-	12,283,400
9,270	5.000%, 11/15/46	5/28 at 100.00	AA-	11,376,978
297,420	Total Transportation			336,595,393
	U.S. Guaranteed – 10.1% (6.5% of Total Investments) (5)
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa3	16,390,040
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa2	4,884,472
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2	4,036,388
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
1,000	5.625%, 11/01/35 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA	1,022,690
5,980	5.750%, 11/01/40 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA	6,118,736
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	4,080,400
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	A2	935,056
1,500	5.000%, 7/01/44 (Pre-refunded 7/01/24)	7/24 at 100.00	A2	1,753,230
15	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/29 (Pre-refunded 2/15/24)	2/24 at 100.00	N/R	17,266
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43 (Pre-refunded 3/15/23)	3/23 at 100.00	AA+	31,381,468
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
14,260	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	14,422,421
265	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	267,751
85	5.000%, 2/15/47 (Pre-refunded 2/15/21) – AGM Insured	2/21 at 100.00	AA	85,839
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A	5,101,550
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/30 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	6,806,488
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	536,472

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.250%, 11/15/30 (Pre-refunded 11/15/23)	11/23 at 100.00	A3	$2,181,732
14,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31 (Pre-refunded 11/15/23)	11/23 at 100.00	A3	15,973,020
	New York City, New York, General Obligation Bonds, Series 2011D-I:
1,215	5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	1,263,369
2,875	5.000%, 10/01/34 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	2,989,454
1,605	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	N/R	1,705,971
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB+	635,706
1,000	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB+	1,059,510
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	1,048,210
955	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	981,186
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	1,395,949
1,000	5.250%, 7/01/36 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	1,004,080
4,000	5.375%, 7/01/41 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	4,016,720
122,380	Total U.S. Guaranteed			132,095,174
	Utilities – 30.1% (19.3% of Total Investments)
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,098,661
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	7,777,680
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	7,693,680
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	18,945,800
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	9,280,200
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	13,597,650
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	8,830,500
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	2,950,657
6,520	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	7,919,257
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	5,402,933
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	4,544,031

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	$11,458,500
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39	6/25 at 100.00	AA+	5,874,850
15,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	17,953,200
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series AA:
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	6,201,600
3,000	5.000%, 6/15/38	6/27 at 100.00	AA+	3,713,250
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,651,150
1,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	1,750,714
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series FF:
13,815	5.000%, 6/15/38	6/28 at 100.00	AA+	17,500,013
10,000	5.000%, 6/15/40	6/28 at 100.00	AA+	12,609,200
9,205	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2, 5.000%, 6/15/40	6/29 at 100.00	AA+	11,856,224
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution:
2,580	5.000%, 6/15/30	6/24 at 100.00	AAA	2,987,640
3,110	5.000%, 6/15/36	6/25 at 100.00	AAA	3,669,302
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
7,350	5.000%, 6/15/42	6/27 at 100.00	AAA	9,111,648
3,500	5.000%, 6/15/42	6/27 at 100.00	AAA	4,338,880
1,940	4.000%, 6/15/46	6/26 at 100.00	AAA	2,201,124
4,000	5.000%, 6/15/47	6/27 at 100.00	AAA	4,920,320
13,500	5.000%, 6/15/47 (UB) (6)	6/27 at 100.00	AAA	16,606,080
10,430	5.000%, 6/15/48	6/28 at 100.00	AAA	13,097,160
22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2014B, 5.000%, 5/15/44	5/24 at 100.00	AAA	25,342,943
5,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2016B, 5.000%, 8/15/41	8/26 at 100.00	AAA	6,074,500
3,095	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	3,249,410
	New York State Power Authority, General Revenue Bonds, Series 2020A:
4,890	4.000%, 11/15/50	5/30 at 100.00	AA	5,777,828
6,550	4.000%, 11/15/60	5/30 at 100.00	AA	7,640,116

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
$955	6.125%, 7/01/24	No Opt. Call	CCC	$1,032,594
1,825	6.000%, 7/01/44	12/20 at 100.00	CCC	1,852,375
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
985	5.500%, 7/01/28	7/22 at 100.00	CCC	1,033,019
3,640	5.750%, 7/01/37	7/22 at 100.00	CCC	3,822,000
2,975	6.000%, 7/01/47	7/22 at 100.00	CCC	3,131,187
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A, 5.250%, 6/01/36	6/25 at 100.00	AAA	8,480,160
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	Aa3	2,204,288
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015:
5,090	5.000%, 12/15/36	12/25 at 100.00	AAA	6,178,344
8,925	5.000%, 12/15/37	12/25 at 100.00	AAA	10,813,619
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	10,800,455
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	25,103,444
7,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016A, 5.000%, 12/15/35	6/26 at 100.00	AAA	8,566,740
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016B:
3,750	5.000%, 12/15/33	6/26 at 100.00	AAA	4,612,125
3,575	5.000%, 12/15/34	6/26 at 100.00	AAA	4,394,712
3,275	5.000%, 12/15/35	6/26 at 100.00	AAA	4,008,010
5,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017, 5.000%, 12/15/39	12/27 at 100.00	AAA	6,301,550
	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2015A:
1,325	5.000%, 4/01/40	4/25 at 100.00	AA-	1,532,787
1,950	5.000%, 4/01/45	4/25 at 100.00	AA-	2,234,486
345,415	Total Utilities			391,728,596

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 2.4% (1.5% of Total Investments)
$25,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series DD-2, 5.000%, 6/15/48 (UB)	12/27 at 100.00	AA+	$30,820,000
$1,894,106	Total Long-Term Investments (cost $1,858,458,990)			2,031,359,944
	Floating Rate Obligations – (2.4)%			(30,800,000)
	MuniFund Preferred Shares, net of deferred offering costs – (6.1)% (7)			(79,554,426)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (50.9)% (8)			(661,359,501)
	Other Assets Less Liabilities – 3.2%			40,574,967
	Net Asset Applicable to Common Shares – 100%			$1,300,220,984
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,031,359,944	$ —	$2,031,359,944

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 3.9%.
(8)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 32.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.